Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial risk management objectives and policies
33.	Financial risk management objectives and policies

The Group’s principal financial liabilities comprise loans and borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group has trade and other receivables, and cash and bank deposits that derive directly from its operations. The Group also holds held for trading investment and enters into derivative transactions.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprise three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk. Financial instruments affected by market risk include loans and borrowings, deposits, held for trading investment and derivative financial instrument.

The sensitivity analyses in the following sections relate to the position as at December 31, 2016 and 2017.

The sensitivity analyses have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and the proportion of financial instruments in foreign currencies are all constant at December 31, 2017.

The analyses exclude the impact of movements in market variables on provisions and on the non-financial assets and liabilities of foreign operations.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s interest-bearing bank deposits and loans and borrowings from banks and financial institutions. The interest-bearing loans and borrowings of the Group are disclosed in Note 16(b). As certain interest rates are based on interbank offer rates, the Group is exposed to cash flow interest rate risk. This risk is not hedged. Interest-bearing bank deposits are short to medium-term in nature but given the significant cash and bank balances held by the Group, any variation in the interest rates may have a material impact on the results of the Group.

The Group manages its interest rate risk by having a mixture of fixed and variable rates for its deposits and borrowings.

Interest rate sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for bank deposits and interest-bearing financial liabilities at the end of the reporting period and the stipulated change taking place at the beginning of the year and held constant throughout the reporting period in the case of instruments that have floating rates. A 50 basis points increase or decrease is used and represents management’s assessment of the possible change in interest rates.

If interest rate had been 50 (2016: 50) basis points higher or lower and all other variables were held constant, the profit before tax for the year ended December 31, 2017 of the Group would increase/decrease by RMB 22,015 (US$3,478) (2016: increase/decrease by RMB 15,712).

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s sales, purchases and financial liabilities that are denominated in currencies other than the respective functional currencies of entities within the Group. The Group also holds cash and bank balances and other investments denominated in foreign currencies. The currencies giving rise to this risk are primarily the Singapore Dollar, Renminbi, US Dollar and Euro.

Foreign currency translation exposure is managed by incurring debt in the operating currency so that where possible operating cash flows can be primarily used to repay obligations in the local currency. This also has the effect of minimizing the exchange differences recorded against income, as the exchange differences on the net investment are recorded directly against equity.

The Group’s exposures to foreign currency are as follows:

	31.12.2016
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Held for trading investment	12,181	—	—	—	—
Trade and other receivables	957	9,232	15,032	31,679	982
Cash and bank balances	117,763	3,841	7,247	—	—
Financial liabilities	(33,686)	—	(104,055)	—	—
Trade and other payables	(12,991)	(10,763)	(5,873)	(1,410)	—

Net assets/(liabilities)	84,224	2,310	(87,649)	30,269	982

	31.12.2017
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Held for trading investment	24,714	—	—	—	—
Trade and other receivables	725	—	34,727	469	—
Cash and bank balances	418,875	1,486	16,068	—	498
Financial liabilities	(14,715)	—	—	—	—
Trade and other payables	(13,748)	(10,857)	(5,574)	(35,505)	(24)

Net assets/(liabilities)	415,851	(9,371)	45,221	(35,036)	474

US$’000	65,701	(1,481)	7,145	(5,535)	75

Foreign currency risk sensitivity

A 10% strengthening of the following major currencies against the functional currency of each of the Group’s entities at the reporting date would increase/(decrease) profit before tax by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit before tax
	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Singapore Dollar	8,422	41,585	6,570
Euro	231	(937)	(148)
US Dollar	(8,765)	4,522	714
Renminbi	3,027	(3,504)	(554)

Equity price risk

The Group has investment in TCL which is quoted.

Equity price risk sensitivity

A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Statement of profit or loss	1,218	2,471	390

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit limits are established for all customers based on internal rating criteria.

Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed for all customers requiring credit over a certain amount.

The Group establishes an allowance for impairment that represents its estimate of incurred losses in respect of trade and other receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistic for similar financial assets.

The allowance account in respect of trade and other receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible. At that point, the financial asset is considered irrecoverable and the amount charged to the allowance account is written off against the carrying amount of the impaired financial asset.

At December 31, 2017, the Group had top 20 customers (2016: top 20 customers) that owed the Group more than RMB 57,220 (US$9,040) (2016: RMB 151,033) and accounted for approximately 22.4% (2016: 51.1%) of trade receivables (excluding bills receivables) owing respectively. These customers are located in the PRC. There were 44 customers (2016: 38 customers) with balances greater than RMB 1,000 (US$158) accounting for over 73.8% (2016: 79.6%) of total trade receivable (excluding bills receivables). The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets mentioned in Note 20 and Note 21. The Group’s share of trade receivables of a joint venture which was used as collateral as security is disclosed in Note 6.

Cash and fixed deposits are placed with banks and financial institutions which are regulated.

Liquidity risk

The Group monitors its liquidity risk and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuations in cash flows, and having adequate amounts of committed credit facilities.

The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	One year or less	Two to five years	More than five years	Total
As at December 31, 2016	RMB’000	RMB’000	RMB’000	RMB’000

Financial assets
Trade and bills receivables	7,111,890	—	—	7,111,890
Other receivables, excluding tax recoverable	246,687	1,588	—	248,275
Cash and bank balances	4,052,957	—	—	4,052,957
Held for trading investment and derivative not designated as hedges – foreign exchange forward contract	12,181	—	—	12,181

	11,423,715	1,588	—	11,425,303

Financial liabilities
Derivative not designated as hedges – foreign exchange forward contract	140	—	—	140
Interest-bearing loans and borrowings	909,824	18,409	—	928,233
Trade and other payables (Note 28)	6,576,468	136,772	—	6,713,240
Other liabilities	43	70	—	113

	7,486,475	155,251	—	7,641,726

	One year or less	Two to five years	More than five years	Total	Total
As at December 31, 2017	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

Financial assets
Trade and bills receivables	7,075,319	—	—	7,075,319	1,117,850
Other receivables, excluding tax recoverable	132,675	620	—	133,295	21,060
Cash and bank balances	6,029,207	—	—	6,029,207	952,572
Held for trading investment	24,714	—	—	24,714	3,905

	13,261,915	620	—	13,262,535	2,095,387

Financial liabilities
Interest-bearing loans and borrowings	1,624,539	27,874	—	1,652,413	261,069
Trade and other payables (Note 28)	7,328,762	156,347	—	7,485,109	1,182,594
Other liabilities	33	46	—	79	12

	8,953,334	184,267	—	9,137,601	1,443,675